Income Taxes (Details) - Schedule of Deferred Tax Assets - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Deferred Tax Assets Abstract
Mineral property interests	$ 2,654,000	$ 2,385,000
Equipment	97,000	97,000
Operating losses carried forward	4,157,000	3,697,000
Capital losses and other	1,013,000	960,000
Total deferred tax assets	7,921,000	7,139,000
Deferred tax assets not recognized	(7,921,000)	(7,139,000)
Deferred tax assets